ORGANIZATION AND BUSINESS OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2023
Schedule of Net Income (Loss) Per Ordinary Share

	Year Ended December 31,
	2023	2022	2021
Numerator:
Net loss	$(33,655)	$(20,679)	$(34,512)
Denominator:
Weighted-average ordinary shares outstanding used in computing net loss per share attributable to shareholders	15,495,298	15,477,374	15,391,244
Weighted average fully vested options and warrants for the Company’s Ordinary Shares at an exercise price of NIS 0.01 per share	2,551,444	1,546,023	1,573,483
Weighted average number of shares	18,046,742	17,023,397	16,964,727
Net loss per share attributable to shareholders, basic and diluted	$(1.86)	$(1.21)	$(2.03)

Lamf Global Ventures Corp I [Member]
Schedule of Class A Shares Reflected on the Consolidated Balance Sheets

Class A Shares subject to possible redemption at January 1, 2022	$258,060,000
Plus:
Accretion of carrying value to redemption value for the year ended December 31, 2022	3,840,213
Class A Ordinary shares subject to possible redemption at December 31, 2022	261,900,213
Less: Class A Shares redeemed from the Trust Account	(235,015,086)
Plus:
Accretion of carrying value to redemption value for the year ended December 31, 2023	5,193,525
Class A Shares subject to possible redemption at December 31, 2023	$32,078,652

Schedule of Net Income (Loss) Per Ordinary Share

	Year Ended December 31, 2023		Year Ended December 31, 2022
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss) including carrying value to redemption	$(2,971,459)	$(517,154)	$1,705,769	$544,774
Denominator:
Basic and diluted weighted-average shares outstanding	17,523,880	3,049,863	26,406,000	8,433,333
Basic and diluted net income (loss) per ordinary share	$(0.17)	$(0.17)	$0.06	$0.06